Document and Entity Information	Sep. 14, 2021
Cover [Abstract]
Entity Registrant Name	XERIS PHARMACEUTICALS INC
Amendment Flag	false
Entity Central Index Key	0001346302
Document Type	8-K
Document Period End Date	Sep. 14, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-38536
Entity Tax Identification Number	20-3352427
Entity Address, Address Line One	180 N. LaSalle Street
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(844)
Local Phone Number	445-5704
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	XERS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false